Expenses - Summary of expenses (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of expenses by nature [line items]
Amortisation	$ 934,705		$ 934,711
Borrowings	39,257		0
Interest expense
Contingent consideration – Effective Interest	220,484	$ 593,462	221,637
Interest expense	259,741		221,637
Superannuation expense
Defined contribution superannuation expense	48,730		63,734
Employee benefits expense excluding superannuation
Employee benefits expense excluding superannuation	$ 1,793,896		$ 1,778,503